TRADE AND OTHER PAYABLES (Details) - CAD ($)	Mar. 31, 2021	Dec. 31, 2020
Trade and other payables [abstract]
Trade payables	$ 31,647	$ 73,447
Accrued liabilities	85,200	74,150
Trade and other payables	$ 116,847	$ 147,597